Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the year	$ (467,058)	$ (88,196)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	188,934
Stock-based compensation, related party	22,500
Changes in operating assets and liabilities
Accounts receivable, related party	(500,000)
Prepaid expense	(30,000)
Prepaid expense, related party	(35,000)
Accrued interest receivable, related party	(789)
Deferred service costs	(21)
Accrued interest payable	35,004	15,513
Accounts payable and accrued expenses	82,290	44,863
Accounts payable and accrued expenses, related party	51,616
Net cash (used in) operating activities	(652,524)	(27,820)
Investing activities
Loan issued to related party	(99,963)
Investment in related party	(37)
Net cash (used in) investing activities	(100,000)
Financing activities
Proceeds from issuance of convertible notes payable	355,000	70,000
Proceeds from share issuance	560,000
Share issue costs	(3,533)
Net cash provided by financing activities	911,467	70,000
Net changes in cash and equivalents	158,943	42,180
Cash and equivalents at beginning of the year	56,050	13,870
Cash and equivalents at end of the year	214,993	56,050
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid in interest
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES
Stock-based compensation	188,934
Stock-based compensation, related party	$ 22,500